Inventories (Details) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Finished products	$ 156,692,277	$ 184,684,428
In process products	25,068,819	23,070,479
Raw material	224,501,917	244,040,652
Finished products and Raw material in transit	11,712,496	21,209,137
Materials and products	13,523,712	13,075,171
Realizable net value estimate and obsolescence	(5,770,789)	(5,280,333)
Total	$ 425,728,432	$ 480,799,534